Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
T. Rowe Price California Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	2.74%	2.74%	7.11%	(9.29%)	2.68%	4.39%	7.30%	0.74%	5.53%	0.06%
T. Rowe Price Georgia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.67%	2.48%	7.90%	(10.51%)	2.54%	4.75%	6.85%	0.54%	4.72%	(0.05%)
T. Rowe Price New Jersey Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.78%	2.87%	6.69%	(9.64%)	2.66%	4.72%	6.63%	1.30%	5.29%	0.56%
T. Rowe Price New York Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.24%	2.22%	7.57%	(10.58%)	3.25%	4.06%	6.59%	0.79%	4.68%	0.39%
T. Rowe Price Virginia Tax-Free Bond Fund - Investor Class
Prospectus [Line Items]
Annual Return [Percent]	3.12%	2.51%	6.61%	(10.31%)	2.36%	5.24%	6.63%	0.69%	4.71%	0.70%